Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Accumulated amortization	$ (303,180)	$ (270,631)
Total intangible assets, net	711,156	701,154
Land use rights, costs [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	1,009,188	966,853
Patent, costs [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 5,148	$ 4,932